EQUIPMENT LOANS (Details Narrative) - Computer equipment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Equipment loans expiration description	The Company has entered into loans for mining equipment maturing in between 2018 and 2023
Net carrying amount	$ 2,232	$ 2,065	$ 2,508
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed interest rate	4.75%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed interest rate	6.29%